Segmental Information (Details) $ in Thousands		1 Months Ended	9 Months Ended
		Mar. 31, 2016 USD ($)	Sep. 30, 2016 USD ($) segment	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | segment			3
Vessel and other management fees	[1]		$ 8,902	$ 9,671
Administrative expenses			(31,073)	(23,505)
Depreciation and amortization			(56,146)	(54,191)
Impairment of long-term assets		$ (1,700)	(1,706)	0
Other operating gains and losses (LNG Trade)			16	0
Net loss on disposal of Golar Power			(12,184)	0
Gain on disposals to Golar Partners	[1]		0	103,539
Impairment of vessel held-for-sale			0	(1,032)
Loss on disposal of vessel held-for-sale			0	(5,824)
Net financial expenses			(66,969)	(138,397)
Income taxes			1,039	2,563
Equity in net earnings of affiliates			10,118	42,140
Net loss			(176,380)	(95,399)
Non-controlling interests			(18,775)	(8,138)
Net loss attributable to Golar LNG Ltd			(195,155)	(103,537)
Total assets			4,178,955	4,017,039	$ 4,269,198
Non-collaborative Arrangement Transactions
Segment Reporting Information [Line Items]
Time and voyage charter revenues	[1]		37,798	70,009
Vessel and voyage operating expenses			(70,244)	(100,372)
Voyage and charterhire expenses - collaborative arrangement	[1]		(28,505)	(57,515)
Collaborative Arrangement
Segment Reporting Information [Line Items]
Time and voyage charter revenues	[1]		10,494	0
Voyage and charterhire expenses - collaborative arrangement	[1]		(6,425)	0
Vessel operations
Segment Reporting Information [Line Items]
Vessel and other management fees			8,902	9,671
Administrative expenses			(28,841)	(20,100)
Depreciation and amortization			(56,146)	(54,191)
Impairment of long-term assets			(1,706)	0
Other operating gains and losses (LNG Trade)			0	0
Net loss on disposal of Golar Power			(12,184)	0
Gain on disposals to Golar Partners			0	103,539
Impairment of vessel held-for-sale			0	(1,032)
Loss on disposal of vessel held-for-sale			0	(5,824)
Net financial expenses			(66,969)	(138,397)
Income taxes			1,039	2,563
Equity in net earnings of affiliates			10,118	42,140
Net loss			(174,164)	(91,994)
Non-controlling interests			(18,775)	(8,138)
Net loss attributable to Golar LNG Ltd			(192,939)	(100,132)
Total assets			3,161,928	3,473,236
Vessel operations | Non-collaborative Arrangement Transactions
Segment Reporting Information [Line Items]
Time and voyage charter revenues			37,798	70,009
Vessel and voyage operating expenses			(70,244)	(100,372)
Vessel operations | Collaborative Arrangement
Segment Reporting Information [Line Items]
Time and voyage charter revenues			10,494	0
Voyage and charterhire expenses - collaborative arrangement			(6,425)	0
LNG trading
Segment Reporting Information [Line Items]
Vessel and other management fees			0	0
Administrative expenses			0	0
Depreciation and amortization			0	0
Impairment of long-term assets			0	0
Other operating gains and losses (LNG Trade)			16	0
Net loss on disposal of Golar Power			0	0
Gain on disposals to Golar Partners			0	0
Impairment of vessel held-for-sale			0	0
Loss on disposal of vessel held-for-sale			0	0
Net financial expenses			0	0
Income taxes			0	0
Equity in net earnings of affiliates			0	0
Net loss			16	0
Non-controlling interests			0	0
Net loss attributable to Golar LNG Ltd			16	0
Total assets			0	0
LNG trading | Non-collaborative Arrangement Transactions
Segment Reporting Information [Line Items]
Time and voyage charter revenues			0	0
Vessel and voyage operating expenses			0	0
LNG trading | Collaborative Arrangement
Segment Reporting Information [Line Items]
Time and voyage charter revenues			0	0
Voyage and charterhire expenses - collaborative arrangement			0	0
FLNG
Segment Reporting Information [Line Items]
Vessel and other management fees			0	0
Administrative expenses			(2,232)	(3,405)
Depreciation and amortization			0	0
Impairment of long-term assets			0	0
Other operating gains and losses (LNG Trade)			0	0
Net loss on disposal of Golar Power			0	0
Gain on disposals to Golar Partners			0	0
Impairment of vessel held-for-sale			0	0
Loss on disposal of vessel held-for-sale			0	0
Net financial expenses			0	0
Income taxes			0	0
Equity in net earnings of affiliates			0	0
Net loss			(2,232)	(3,405)
Non-controlling interests			0	0
Net loss attributable to Golar LNG Ltd			(2,232)	(3,405)
Total assets			1,017,027	543,803
FLNG | Non-collaborative Arrangement Transactions
Segment Reporting Information [Line Items]
Time and voyage charter revenues			0	0
Vessel and voyage operating expenses			0	0
FLNG | Collaborative Arrangement
Segment Reporting Information [Line Items]
Time and voyage charter revenues			0	0
Voyage and charterhire expenses - collaborative arrangement			$ 0	$ 0

[1]	This includes amounts arising from transactions with related parties (see note 17).